Income and Expenses - Other Operating Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income And Expenses [Line Items]
Other operating income	€ 105.0	€ 815.3	€ 598.4
Gain on derivative instruments at fair value through profit or loss
Disclosure Of Income And Expenses [Line Items]
Other operating income	67.6	0.0	5.7
Government grants
Disclosure Of Income And Expenses [Line Items]
Other operating income	2.2	1.4	137.2
Foreign exchange differences, net
Disclosure Of Income And Expenses [Line Items]
Other operating income	0.0	727.4	446.3
Other
Disclosure Of Income And Expenses [Line Items]
Other operating income	€ 35.2	€ 86.5	€ 9.2